SERIES B CONVERTIBLE PREFERRED STOCK (Details) - Series B Convertible Preferred Stock $ / shares in Units, $ in Thousands	Sep. 04, 2024 USD ($) D $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
SERIES B CONVERTIBLE PREFERRED STOCK
Number of shares issued (in shares) | shares	150,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Issue price per share (in $ per share)	$ 10
Aggregate purchase price | $	$ 1,500
Preferred Stock Conversion, Multiplier for denominator	0.80
Preferred Stock Conversion, Trading days | D	20
Preferred Stock Conversion, Consecutive trading period | D	30
Preferred Stock Conversion, Minimum volume weighted average price (in $ per share)	$ 6
Dividend rate (in %)	7.00%
Preferred Stock Conversion, Maximum percentage of dividend payable in shares	50.00%
Share price (in $ per share)	$ 10
Dividends payable | $	$ 30	$ 30	$ 30
Preferred Stock Redemption, Multiplier for denominator	1.2
Preferred Stock Redemption, Trading days | D	20
Preferred Stock Redemption, Consecutive trading period | D	30
Preferred Stock Redemption, Maximum volume weighted average price (in $ per share)	$ 20
Minimum
SERIES B CONVERTIBLE PREFERRED STOCK
Redemption price (in $ per share)	$ 12